EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The calculations of basic and diluted earnings per common unit are presented below:

(in thousands of $ except unit and per unit data)	2017	2016	2015
Common unitholders’ interest in net income	124,656	139,948	106,476
Less: distributions paid (1)	(160,069)	(151,694)	(103,241)
(Over) / under distributed earnings	(35,413)	(11,746)	3,235

Basic:
Weighted average common units outstanding (in thousands)	68,671	53,745	45,654
Diluted:
Weighted average common units outstanding (in thousands)	68,671	53,745	45,654
Earn-out units	654	189	—
Common unit and common unit equivalents	69,325	53,934	45,654
Earnings per unit - Common unitholders :
Basic	$1.82	$2.44	$2.38
Diluted	1.80	2.43	2.38

Cash distributions declared and paid in the period per common unit (2)	2.31	2.31	2.30
Subsequent event: Cash distributions declared and paid per common unit relating to the period (3)	0.58	0.58	0.58
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(1) This refers to distributions made or to be made to the common unitholders in relation to the period irrespective of the declaration and payment dates and based on the weighted average number of units outstanding in the period.
(2) Refers to cash distributions declared and paid during the period.
(3) Refers to cash distributions relating to the period, declared and paid subsequent to the period end.